Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (3,860,121)	$ (4,702,810)
Net loss from discontinued operations	3,304,942
Net loss from continuing operations	(7,165,063)	(4,702,810)
Changes in fair value of warrant		(65,576)
Share-based compensation	4,374,401	217,751
Depreciation of property and equipment	1,287,243	439,762
Loss from disposal of PPE	29,401
Amortization of intangible assets	4,089	86,180
Amortization of right of use assets	38,791	105,647
Share of equity (income) loss	(6,603)	195,454
Accounts receivable		67,631
Inventory provision	(321,646)
Inventories	241,811	542,460
Prepayments	(1,435,928)	27,273
Due from related parties		(2,462)
Other current assets	(1,038,079)	(591,925)
Other noncurrent assets	(75,428)	20,910
Accounts payable	(242,238)	187,863
Unearned income	(57,922)	(183,360)
Other current liabilities	(159)	19,985
Lease liabilities	57,368	(184,569)
Net Cash Used in Operating Activities - continuing	(4,309,962)	(3,819,786)
Net Cash provided by Operating Activities - discontinued	1,108,094
Net cash used in operating activities	(3,201,868)	(3,819,786)
Cash Flows from Investing Activities:
Purchases of property and equipment	(9,909,892)	(390,297)
Collection（Payment） of deposits in property and equipment	487,252	(59,917,356)
Release （Purchases） of digital assets	1,207,188	(1,300,000)
Investment in short-term investments
Collection of short-term investments		1,774,684
Payment of loans from related parties	(1,216,698)
Collection（Payment）of loans from a third party	4,329,347	(10,669,265)
Investment in equity investees		(1,431,152)
Net Cash Used in Investing Activities - continuing	(5,102,803)	(71,933,386)
Net Cash Used in Investing Activities - discontinued	(1,150,564)
Net cash used in investing activities	(6,253,367)	(71,933,386)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares		47,671,124
Cash raised in registered direct offering of ordinary shares		20,810,000
Cash raised in exercise of warrants		6,675,000
Repurchase of warrant
Net cash provided by financing activities		75,156,124
Effect of exchange rate changes on cash and cash equivalents	443,592	1,843,242
Net (Decrease)/Increase In Cash from Continuing Operations	(8,967,566)	1,246,194
Net Decrease In Cash from Discontinued Operations	(44,077)
(Decrease)/Increase in cash and cash equivalents	(9,011,643)	1,246,194
Cash from Continuing Operations, Beginning of Year	12,990,659	21,158,368
Cash from Discontinuing Operations, Beginning of Year	44,077
Cash and cash equivalents at beginning of year	13,034,736	21,158,368
Cash and cash equivalents at end of period	4,023,093	22,404,562
Major non-cash transactions:
Issuance of ordinary shares for professional services	4,374,401
Right-of-use assets obtained in exchange for operating lease obligations		$ 121,456